Note 22 - Convertible Preference Share Liabilities (Details Textual) - USD ($)			12 Months Ended
	Feb. 20, 2024	Sep. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Statement Line Items [Line Items]
Purchase agreement, amount received	$ 10,000,000	$ 25,000,000
Current warrant liability			$ 20,082,272		$ 241,006
Number of reflective shares (in shares)			7,032,012	560,000
Series A convertible preference shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)		25,000
Current warrant liability			$ 1,000
Series B convertible preference shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)	10,000
Series A ordinary share purchase warrants [member]
Statement Line Items [Line Items]
Number of warrants issued (in shares)		20,000,000
Series B ordinary share purchase warrants [member]
Statement Line Items [Line Items]
Number of warrants issued (in shares)	8,250,000
Convertible preference shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)			28,000	7,000